Document and Entity Information Document	Jul. 15, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	DYNATRACE, INC.
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39010
Entity Tax Identification Number	47-2386428
Entity Address, Address Line One	1601 Trapelo Road, Suite 116
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	530-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001773383